Unaudited Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenue
Vessel revenue	$ 444,209	$ 771,996
Operating expenses
Vessel operating costs	(139,339)	(157,392)
Voyage expenses	(17,245)	(8,762)
Depreciation - owned or sale and leaseback vessels	(90,007)	(94,587)
General and administrative expenses	(58,126)	(67,197)
Gain on sale of vessels	0	54,655
Total operating expenses	(304,717)	(273,283)
Operating income	139,492	498,713
Other (expense) and income, net
Financial expenses	(40,926)	(70,321)
Financial income	9,214	10,118
Share of income from dual fuel tanker joint venture	1,808	2,846
Gains (losses) on financial assets at fair value through profit or loss, mandatorily measured at fair value	20,622	0
Other income and (expenses), net	1,512	156
Total other expense, net	(7,770)	(57,201)
Net income	131,722	441,512
Attributable to:
Equity holders of the parent	$ 131,722	$ 441,512
Earnings per share
Basic (in dollars per share)	$ 2.85	$ 8.84
Diluted (in dollars per share)	$ 2.74	$ 8.45
Basic weighted average shares outstanding (in shares)	46,228,938	49,964,944
Diluted weighted average shares outstanding (in shares)	47,997,073	52,237,114